Cover	Feb. 25, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 25, 2022
Entity File Number	001-39985
Entity Registrant Name	THE MUSIC ACQUISITION CORPORATION
Entity Central Index Key	0001835236
Entity Tax Identification Number	85-3819449
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	900 W. Sunset Blvd
Entity Address, Address Line Two	# 1500
Entity Address, City or Town	Hollywood
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90069
City Area Code	(747)
Local Phone Number	203-7219
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A Common Stock and one-half of one Redeemable Warrant
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock and one-half of one Redeemable Warrant
Trading Symbol	TMAC.U
Security Exchange Name	NYSE
Class A Common Stock, par value $0.0001 per share
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	TMAC
Security Exchange Name	NYSE
Redeemable Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50
Trading Symbol	TMAC WS
Security Exchange Name	NYSE